Average Annual Total Returns - FidelitySAISmall-MidCap500IndexFund-PRO - FidelitySAISmall-MidCap500IndexFund-PRO - Fidelity SAI Small-Mid Cap 500 Index Fund	Sep. 28, 2024
Fidelity SAI Small-Mid Cap 500 Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	17.75%
Past 5 years	12.96%
Since Inception	9.38%	[1]
Fidelity SAI Small-Mid Cap 500 Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	16.91%
Past 5 years	7.73%
Since Inception	5.97%	[1]
Fidelity SAI Small-Mid Cap 500 Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	10.80%
Past 5 years	9.89%
Since Inception	7.17%	[1]
IX280
Average Annual Return:
Past 1 year	17.81%
Past 5 years	12.98%
Since Inception	9.43%
RS003
Average Annual Return:
Past 1 year	25.96%
Past 5 years	15.16%
Since Inception	11.87%

[1]	A From August 12, 2015 .